Inventories (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Non-current portion - primary ore (zinc-only)	$ 9,775	$ 13,087
Non-current portion - supergene ore	1,839	1,839
Depreciation (included work-in-progress and finished goods inventories )	6,269	6,370
Commitments To Purchase And Unsettled Obligations For Property	$ 6,269	$ 1,782